Interests in joint operations (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
INTERESTS IN JOINT OPERATIONS
Revenue	R 113,684	R 138,288	R 172,194
Gain on foreign exchange differences	(1,973)	(616)	(1,149)
Profit before tax	(39,846)	27,904	47,557
(Loss)/profit for the year	(37,430)	18,980	33,796
Non-current assets	81,119	105,867	88,163
Current assets	61,822	60,764	64,831
Non-current liabilities	(54,927)	(55,408)	(51,108)
Current liabilities	(36,407)	(20,219)	(20,541)
Kroondal Mine
INTERESTS IN JOINT OPERATIONS
Revenue	0	8,371	10,293
Gain on foreign exchange differences	0	131	127
Profit before tax	0	4,780	6,557
(Loss)/profit for the year	0	4,781	6,556
Non-current assets	0	729	636
Current assets	0	3,093	3,357
Non-current liabilities	0	(9)	(13)
Current liabilities	0	(414)	(493)
Net assets (liabilities)	R 0	R 3,399	R 3,487
Marikana
INTERESTS IN JOINT OPERATIONS
Interest in joint operation (as a percent)	50.00%
Kroondal
INTERESTS IN JOINT OPERATIONS
Interest in joint operation (as a percent)	50.00%